PUR Settlement/Investment	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
PUR Settlement/Investment

7. PUR Settlement

In April 2019, Private Histogen entered into a Settlement, Release and Termination Agreement (“PUR Settlement”) with PUR Biologics, LLC and its members which terminated the License, Supply and Operating Agreements between Private Histogen and PUR, eliminated Private Histogen’s membership interest in PUR and returned all in-process research and development assets to Private Histogen (the “Development Assets”). The agreement also provided indemnifications and complete releases by and among the parties. The acquisition of the Development Assets was accounted for as an asset acquisition in accordance with ASC 805-50-50, Acquisition of Assets Rather than a Business.

As consideration for the reacquisition of the Development Assets, Private Histogen compensated PUR with both equity and cash components, including 167,323 shares of Series D convertible preferred stock with a fair value of $1.75 million and a potential cash payout of up to $6.25 million (the “Cap Amount”). Private Histogen paid PUR $0.5 million in upfront cash, forgave approximately $22,000 of accounts receivable owed by PUR to Private Histogen, and settled an outstanding payable of PUR of approximately $23,000 owed to a third-party. The Company is also obligated to make milestone and royalty payments, including (a) a $0.4 million payment upon the unconditional acceptance and approval of a New Drug Application or Pre-Market Approval Application by the US FDA related to the Development Assets, (b) a $0.4 million commercialization milestone upon reaching gross sales (by the Company or licensee) of the $0.5 million of products incorporating the Development Assets, and (c) a five percent (5%) royalty on net revenues collected by Histogen from commercial sales (by the Company or licensee) of products incorporating the Development Assets. The aforementioned cash payments, along with any future milestone and royalty payments, are all applied against the Cap Amount. In accordance with ASC 450, Contingencies, amounts for the milestone and royalty payments will be recognized when it is probable that the related contingent liability has been incurred and the amount owed is reasonably estimated. No amounts for the milestone and royalty payments have been recorded during the periods ended September 30, 2020 and December 31, 2019.

For the acquisition of the Development Assets, Private Histogen recognized approximately $2.27 million of in-process research and development expense (including the cash payments of $0.5 million and Series D preferred stock issuance of $1.75 million) on the accompanying condensed consolidated statement of operations for the nine months ended September 30, 2019.

6. Investment in PUR

As of December 31, 2018, the Company held less than a 50% interest in an investment in non-marketable equity instruments of a private company, PUR Biologics, LLC (“PUR”). PUR was formed to develop and market applications along with products in the surgical/orthopedic and device markets. The Company’s investment in PUR provided the Company with significant influence, but not control, over the investee and had a carrying value of $0 on the consolidated balance sheets as of December 31, 2018. Further, as the Company had no obligation to absorb losses or liabilities of the investee or contribute assets to the investee, no earnings or losses were reported in its consolidated statements of operations for the year ended December 31, 2018.

In April 2019, the Company entered into a Settlement, Release and Termination Agreement with PUR and its members (“PUR Settlement”) which terminated the License, Supply and Operating Agreements between Histogen and PUR, eliminated Histogen’s membership interest in PUR and returned all in-process research and development assets to Histogen (the “Development Assets”). The agreement also provided indemnifications and complete releases by and among the parties. The acquisition of the Development Assets was accounted for as an asset acquisition in accordance with ASC 805-50-50, Acquisition of Assets Rather than a Business.

As consideration for the reacquisition of the Development Assets, Histogen compensated PUR with both equity and cash components, including 1,166,667 shares of Series D convertible preferred stock with a fair value of $1.75 million and a potential cash payout of up to $6.25 million (the “Cap Amount”). The Company paid PUR $500 thousand in upfront cash, forgave approximately $22 thousand of accounts receivable owed by PUR to the Company, and settled an outstanding payable of PUR of approximately $23 thousand owed to a third-party. The Company is also obligated to make milestone and royalty payments, including (a) a $400 thousand upon the unconditional acceptance and approval of a New Drug Application or Pre-Market Approval Application by the US FDA related to the Development Assets, (b) a $400 thousand commercialization milestone upon reaching gross sales (by the Company or licensee) of the $500 thousand of products incorporating the Development Assets, and (c) a five percent (5%) royalty on net revenues collected by Histogen from commercial sales (by the Company or licensee) of products incorporating the Development Assets. The aforementioned cash payments, along with any future milestone and royalty payments, are all applied against the Cap Amount. In accordance with ASC 450, Contingencies, amounts for the milestone and royalty payments will be recognized when it is probable that the related contingent liability has been incurred and the amount owed is reasonably estimated. No amounts for the milestone and royalty payments have been recorded during the years ended December 31, 2019 and 2018.

For the acquisition of the Development Assets, the Company recognized approximately $2.27 million in research and development expense (including the cash payments of $523 thousand and Series D preferred stock issuance of $1.75 million) on the consolidated statement of operations for the year ended December 31, 2019.